Financial Instruments (Tables)	9 Months Ended
Aug. 31, 2018
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Nonrecurring
	August 31, 2018		November 30, 2017
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debenture(i)	1,338,975	1,346,445	1,290,465	1,316,386

Past Due Financing Receivables
	August 31, 2018	November 30, 2017
	$	$

Total accounts receivable	330,189	756,468
Less allowance for doubtful accounts	(66,849)	(66,849)
Total accounts receivable, net	263,340	689,619

Not past due	263,330	689,619
Past due for more than 31 days
but no more than 90 days	-	5,176
Past due for more than 120 days	66,859	61,673
Total accounts receivable, gross	330,189	756,468

Contractual Obligation, Fiscal Year Maturity Schedule

	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	5,857,726	-	-	-	-	5,857,726
Accrued liabilities	741,875	-	-	-	-	741,875
Related parties
Employee costs payable	216,926	-	-	-	-	216,926
Convertible debenture (Note 5)	1,363,750	-	-	-	-	1,363,750
	8,180,277	-	-	-	-	8,180,277